Advances to suppliers - Additional information (Details)	12 Months Ended
	Sep. 30, 2019 USD ($) item	Sep. 30, 2018 USD ($)	Sep. 30, 2017 USD ($)
Share-based Goods and Nonemployee Services Transaction [Line Items]
Advances to suppliers	$ 14,034,379	$ 5,868,486	$ 4,112,915
Frame work Agreement	3 years
Number of suppliers | item	2
Two suppliers
Share-based Goods and Nonemployee Services Transaction [Line Items]
Advances to suppliers	$ 13,912,945
Percentage of advances to suppliers utilized	44.00%
Percentage of advances to suppliers on each purchase order	30.00%